Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Receivables (Note 16)	6,903	6,220
Trade receivables	8,926	8,334
Impairment of trade receivables	(2,531)	(2,549)
Receivables from associates and joint ventures (Note 10)	121	25
Other receivables	387	410
Other current assets	1,384	1,303
Contractual assets (Note 23)	133	104
Capitalized costs (Note 23)	668	580
Prepayments	583	619
Total	8,287	7,523

Schedule of Impairment of Trade Receivables
The movement in impairment of trade receivables in 2021 and 2020 is as follows:

Millions of euros
Impairment provision at December 31, 2019	2,798
Allowances	819
Inclusion of companies	(192)
Amounts applied	(501)
Translation differences and other	(375)
Impairment provision at December 31, 2020	2,549
Allowances	598
Transfers	(38)
Amounts applied	(545)
Translation differences and other	(33)
Impairment provision at December 31, 2021	2,531

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2021 and 2020 is as follows:

Millions of euros	12/31/2021		12/31/2020
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,316	(16)	2,098	(15)
Amount not overdue invoiced	2,976	(114)	2,538	(117)
Less than 90 days	893	(141)	903	(126)
Between 90 and 180 days	333	(125)	350	(146)
Between 180 and 360 days	416	(306)	474	(326)
More than 360 days	1,992	(1,829)	1,971	(1,819)
Total	8,926	(2,531)	8,334	(2,549)